As filed with the Securities and Exchange Commission on September 26, 2005

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21556

Perritt Funds, Inc.
(Exact name of registrant as specified in charter)

300 South Wacker Drive, Suite 2880, Chicago, IL 60606
(Address of principal executive offices) (Zip code)

Gerald W. Perritt, 300 South Wacker Drive, Suite 2880, Chicago, IL 60606
(Name and address of agent for service)

1-312-669-1650
Registrant's telephone number, including area code

Date of fiscal year end: October 31, 2005

Date of reporting period: July 31, 2005

Item 1. Schedule of Investments.

Perritt Emerging Opportunities Fund
Schedule of Investments
July 31, 2005 (Unaudited)
Shares	COMMON STOCKS - 82.1%	Value

	Air Transport - 2.8%
39,700	AeroCentury Corp. *	$145,302
47,900	Air Methods Corporation *	408,587
20,000	World Air Holdings, Inc. *	251,600
		805,489

	Building Materials - 1.3%
44,000	MFRI, Inc. *	358,600

	Business Services - 6.5%
70,000	24/7 Real Media, Inc. *	298,200
10,200	American Locker Group, Inc. *	56,559
15,500	Barrett Business Services, Inc. *	272,957
360,000	BrandPartners Group, Inc. *	313,200
15,000	PacificNet Inc. *	115,500
47,300	Perceptron, Inc. *	340,560
6,000	RCM Technologies, Inc. *	26,160
21,106	Rentrak Corporation *	197,341
80,000	Zomax Incorporated *	236,000
		1,856,477

	Chemical Manufacturing - Specialty - 2.4%
100,000	Flexible SolutionsR* (Acquired - 4/13/05, Cost - $375,000)	451,000
41,000	TOR Minerals International, Inc. *	230,420
		681,420

	Computers & Electronics - 6.5%
81,300	ADDvantage Technologies Group, Inc. *	304,875
39,800	COMARCO, Inc. *	315,614
15,000	Cyberoptics Corp. *	211,950
5,300	Napco Security Systems, Inc. *	66,091
17,400	Rimage Corp. *	437,262
143,000	Socket Communications, Inc. *	174,460
47,500	Spectrum Control, Inc. *	336,300
		1,846,552

	Consumer Products - Distributing - 2.5%
40,700	Collegiate Pacific, Inc.	481,074
72,700	Image Entertainment, Inc. *	221,735
		702,809

	Consumer Products - Manufacturing - 10.4%
32,027	Emak Worldwide Inc. *	304,256
102,800	Emerson Radio Corp. *	348,492
49,100	Hauppauge Digital, Inc. *	200,819
67,500	International Absorbents, Inc. *	313,875
200,000	Mad Catz Interactive, Inc. *	214,000
15,000	Matrixx Initiatives, Inc. *	186,150
14,100	Motorcar Parts of America, Inc. *	157,920
15,000	Nutri/System, Inc. *	349,050
22,400	Q.E.P. Co., Inc. *	248,864
22,000	Tandy Brands Accessories, Inc.	253,000
15,800	Twin Disc, Incorporated	382,834
		2,959,260

	Consumer Services - 1.1%
127,600	Internet America, Inc. *	85,492
35,000	Pacific Internet Ltd *	215,250
		300,742

	Energy & Related Services - 4.1%
60,000	Deli SolarR * (Acquired 3/15/05, Cost - $210,000)	210,000
239,940	Electric City Corp. *	259,135
25,000	Mitcham Industries, Inc. *	220,250
44,500	TGC Industries, Inc. *	485,050
		1,174,435

	Environmental Services - 2.7%
327,000	PDG Environmental, Inc. *	313,920
40,000	Synagro Technologies, Inc.	209,600
56,500	Versar, Inc. *	245,775
		769,295

	Financial Services - 1.3%
15,000	Nicholas Financial, Inc.	163,800
40,000	U.S. Global Investors, Inc. - Class A *	204,000
		367,800

	Food - 1.9%
32,900	Armanino Foods of Distinction, Inc.	88,830
30,000	Landec Corporation *	182,700
220,000	New Dragon Asia Corp. *	257,400
		528,930

	Leisure - 2.9%
31,600	Century Casinos, Inc. *	244,900
323,100	IA Global, Inc. *	80,775
31,000	The Sands Regent *	316,200
27,400	WestCoast Hospitality Corp. *	194,540
		836,415

	Medical Supplies & Services - 11.9%
65,600	Allied Healthcare Products, Inc. *	337,840
41,000	American Medical Alert Corp. *	274,700
66,000	CardioTech International, Inc. *	120,120
277,102	Curon Medical, Inc. *	110,841
137,000	Health Fitness Corp. *	349,350
17,000	Lifecore Biomedical, Inc. *	229,500
74,500	LMS Medical Systems Inc. *	178,055
50,500	MEDTOX Scientific, Inc. *	355,015
70,000	Microtek Medical Holdings, Inc. *	281,400
18,000	National Dentex Corporation *	349,920
19,900	NovaMed, Inc. *	146,265
30,510	Pharsight Corporation *	64,071
42,300	United American Healthcare Corporation *	93,060
41,798	Waters Instruments, Inc.	376,182
30,309	ZEVEX International, Inc. *	121,236
		3,387,555

	Minerals & Resources - 2.4%
30,000	Empire Resources, Inc.	374,700
84,000	Vista Gold Corp. *	308,280
		682,980

	Oil & Gas - 3.4%
41,000	CE Franklin Ltd. *	350,550
250,000	Far East Energy Corp.*R (Acquired - 12/31/05, Cost - $200,000)	317,500
50,000	Matrix Service Company *	291,750
		959,800

	Retail - 3.2%
25,300	Cost-U-Less, Inc. *	188,485
91,500	DrugMax, Inc. *	228,750
32,700	Factory Card & Party Outlet Corp. *	279,585
32,000	Hastings Entertainment, Inc. *	203,520
		900,340

	Semiconductor & Related Products - 2.6%
23,200	Advanced Power Technology, Inc. *	176,320
50,000	FSI International, Inc. *	192,000
37,000	Sparton Corporation *	365,190
		733,510

	Specialty Manufacturing - 6.0%
82,200	Featherlite, Inc. *	295,920
21,000	Hurco Companies, Inc. *	364,455
47,000	LMI Aerospace, Inc. *	380,230
20,000	Modtech Holdings, Inc. *	118,900
36,000	RF Monolithics, Inc. *	258,840
40,000	Veri-Tek International Corp. *	270,000
		1,688,345

	Technology - 0.3%
60,000	Astrada*R (Acquired - 4/26/05, Cost - $210,000)	96,000

	Telecommunications - 3.8%
30,714	EFJ, Inc. *	221,448
50,355	Globecomm Systems Inc. *	323,783
25,000	Interphase Corporation *	141,250
25,000	Micronetics, Inc. *	209,000
18,000	Radyne ComStream, Inc. *	179,100
		1,074,581

	Transportation - 2.1%
15,000	Maritrans, Inc.	397,050
27,000	Transport Corporation of America, Inc. *	187,920
		584,970

	TOTAL COMMON STOCKS (Cost $22,255,606)	$23,296,305

Principal
Amount	CORPORATE BONDS - 0.9%

	Real Estate - 0.9%
250,000	Monmouth Capital Corporation (Acquired - 3/30/05, Cost - $250,000)
	8.000%, Due - 03/30/2015R	$250,000

	TOTAL CORPORATE BONDS (Cost $250,000)	250,000

Shares	WARRANTS - 0.0%

	Warrants - 0.0%
60,000	Astrada Warrants, Expiring 04/15/2010	—
210,000	Deli Solar Res. Stock Warrants, Expiring 03/31/2010	—
50,000	Far East Energy Corp Warrants, Expiring 12/31/2007	—
100,000	Flexible Solutions Warrants, Expiring 04/08/2009	—

	TOTAL WARRANTS (Cost $0)	—

Principal
Amount	SHORT TERM INVESTMENTS - 17.8%

	Discount Notes - 5.6%
1,600,000	Federal Home Loan Bank Discount Note, 3.050% due 8/1/2005	1,600,000

	Variable Rate Demand Notes - 12.2%
1,192,365	American Family Demand Note, 3.029%	1,192,365
1,201,821	U.S. Bank Demand Note, 3.230%	1,201,821
1,057,223	Wisconsin Corporate Central Credit Union Demand Note, 3.150%	1,057,223
		3,451,409

	TOTAL SHORT TERM SECURITIES (Cost $5,051,409)	$5,051,409

	Total Investments (Cost $27,557,015) - 100.8%	$28,597,714

	Liabilities in Excess of Other Assets - (0.8)%	(221,328)

	TOTAL NET ASSETS - 100.00%	$28,376,386

(a)	Percentages for various classifications relate to total net assets.
R	Restricted under Rule 144A of the Securities Act of 1933. At July 31, 2005
the value of restricted securities amounted to $1,324,500 or 4.7%
of total net assets.
*	Non-income producing security.
ADR	American Depository Receipt.
#	Variable rate demand notes are considered short-term obligations and are payable on demand. Interest rates change periodically on specified dates. The rates shown are as of July 31, 2005.

For certain federal income tax information, as well as other information regarding securities valuation and other significant accounting policies, please refer to the footnotes to the Fund’s most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant, as required by Rule 30a-2(a) under the 1940 Act, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Perritt Funds, Inc.

By (Signature and Title) /s/ Michael J. Corbett
Michael J. Corbett, President

Date  September 22, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Michael J. Corbett
Michael J. Corbett, President

Date  September 22, 2005

By (Signature and Title)* /s/ Michael J. Corbett
Michael J. Corbett, Treasurer

Date   September 22, 2005

* Print the name and title of each signing officer under his or her signature.